Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 8,626	$ 5,664
Long-term inventory	$ 9,023	5,357
Customer support, term	seven to ten years
Provision for damages, obsolete, excess and slow-moving inventory	$ 1,204	$ 263